Annual Total Returns- Transamerica International Equity (Retail Class) [BarChart] - Retail Class - Transamerica International Equity - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.59%)	21.48%	25.53%	(4.45%)	1.58%	0.56%	22.58%	(15.91%)	21.13%	6.77%